FORUM FUNDS

                      BROWN ADVISORY SMALL-CAP GROWTH FUND
                        BROWN ADVISORY GROWTH EQUITY FUND

                      Supplement dated February 18, 2003 to
                       Prospectus dated February 15, 2003

The section of the Prospectus entitled "Your Account - Choosing a Share Class" is hereby amended by deleting the chart on page 28 in its entirety and replacing it with the following chart:

----------------------------------------- --------------------------------------- ---------------------------------------
          INSTITUTIONAL SHARES                           A SHARES                                B SHARES
----------------------------------------- --------------------------------------- ---------------------------------------
o      Designed for institutional         o    Designed for retail investors      o    Designed for retail investors
       investors                          o    Initial sales charge of            o    Deferred sales charge of
o      No initial or deferred sales            5.50% or less.  No initial              5.00% on shares sold within
       charges                                 sales charge applies to                 one year of purchase,
o      Redemption fee of 1.00%.  The           purchases of $1 million or more         declining to 1.00% for shares
       redemption fee does not apply to   o    Deferred sales charge of                sold within six years of
       shares purchased prior to               1.00% on purchases of $1                purchase.  No deferred sales
       January 9, 2003 or to shares            million or more liquidated in           charge is assessed on shares
       redeemed after 180 days from the        whole or in part within 2 years         sold thereafter
       date of purchase                   o    Higher expense ratio than          o    Converts to A Shares after
o      Lower expense ratio than A              Institutional Shares due to             seven years from the end of
       Shares due to no Rule 12b-1             Rule 12b-1 fees                         the calendar month of your
       distribution fees                  o    Lower expense ratio than B              purchase
o      Lower expense ratio than B              Shares due to lower Rule 12b-1     o    Higher expense ratio than A
       Shares due to no Rule 12b-1             distribution fees and no                Shares due to higher Rule
       distribution or shareholder             shareholder service fees                12b-1 distribution and
       service fees (relevant to               (relevant to investments in             shareholder service fees
       investments in Brown Advisory           Brown Advisory Small-Cap Fund           (relevant to investments in
       Small-Cap Fund only)                    only)                                   Brown Advisory Small-Cap Fund
                                                                                       only)
----------------------------------------- --------------------------------------- ---------------------------------------